Commitments and Contingencies (Details)	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 268,199
2018	230,028
2019	209,709
2020	210,396
2021	212,502
Thereafter	112,893
Total minimum lease payments	$ 1,243,727